Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Activity related to the allowance for doubtful accounts	The activity related to the allowance for doubtful accounts for the year ended December 31, 2019 was as follows (in thousands):

Balance at December 31, 2018	$374
Additions	1,920
Write-offs, net of recoveries	(1,588)
Balance at December 31, 2019	$706

Schedule of property and equipment	Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment and hardware	3-5 years
Furniture and fixtures	3-7 years
Leasehold improvements	Lesser of useful life or remaining lease term

As of the dates specified below, property and equipment consisted of the following (in thousands):

	As of December 31,
	2019	2018
Leasehold improvements	$15,075	$15,045
Furniture and fixtures	3,630	3,498
Computer equipment and hardware	1,926	1,590
Total property and equipment	20,631	20,133
Less: Accumulated depreciation	(7,102)	(4,609)
Total property and equipment, net	$13,529	$15,524